NATIONWIDE

VARIABLE

ACCOUNT-12

Annual Report

To

Contract Owners

December 31, 2020

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

Contract Owners of Nationwide Variable Account-12:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-12 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year listed in the Appendix and changes in contract owners’ equity for the years listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year listed in the Appendix and the changes in its contract owners’ equity for the years listed in the Appendix, and the financial highlights for each of the years indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2020, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/    KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio

April 2, 2021

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2020, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

IVY INVESTMENTS

Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)

Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)

Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)

Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)

Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)

Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)

Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)

Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)

Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)

Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)

Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)

Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)

Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)

Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)

Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)

Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)

Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)

Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)

Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)

Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)

Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)

Ivy Variable Insurance Portfolios - Value: Class II (WRVP)

NATIONWIDE FUNDS GROUP

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)

Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

2

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
WRASP	4,400,882	$42,647,549	$45,955,766	$151	$45,955,917	$-	$45,955,917	$45,038,535	$917,382	$45,955,917
WRBDP	4,932,179	26,781,698	29,848,066	-	29,848,066	29	29,848,037	29,659,909	188,128	29,848,037
WRBP	3,401,851	26,367,706	29,628,083	-	29,628,083	86	29,627,997	29,348,391	279,606	29,627,997
WRCEP	3,707,902	42,313,627	53,258,457	128	53,258,585	-	53,258,585	52,561,817	696,768	53,258,585
WRDIV	2,297,118	15,293,424	13,827,275	8	13,827,283	-	13,827,283	13,675,720	151,563	13,827,283
WRENG	1,836,470	7,578,459	4,556,098	-	4,556,098	1	4,556,097	4,549,274	6,823	4,556,097
WRGBP	792,572	3,905,056	4,167,265	-	4,167,265	16	4,167,249	4,160,648	6,601	4,167,249
WRGNR	1,686,438	7,208,365	5,565,921	-	5,565,921	22	5,565,899	5,546,263	19,636	5,565,899
WRGP	4,399,445	46,208,971	55,881,748	-	55,881,748	105	55,881,643	54,802,928	1,078,715	55,881,643
WRHIP	9,256,627	32,767,195	31,428,102	-	31,428,102	36	31,428,066	31,104,351	323,715	31,428,066
WRI2P	720,715	11,710,659	11,780,512	2	11,780,514	-	11,780,514	11,705,505	75,009	11,780,514
WRIP	3,232,219	11,983,800	13,878,177	-	13,878,177	17	13,878,160	13,779,980	98,180	13,878,160
WRLTBP	1,047,874	5,145,998	5,249,116	-	5,249,116	19	5,249,097	5,245,546	3,551	5,249,097
WRMCG	1,846,494	20,021,673	32,284,095	100	32,284,195	-	32,284,195	32,162,310	121,885	32,284,195
WRMMP	14,949,798	14,949,798	14,949,798	3	14,949,801	-	14,949,801	14,811,266	138,535	14,949,801
WRPAP	8,147,369	37,518,452	40,050,837	-	40,050,837	1	40,050,836	40,050,836	-	40,050,836
WRPCP	14,947,796	73,892,120	79,444,545	-	79,444,545	9	79,444,536	79,444,536	-	79,444,536
WRPMAP	103,951,535	531,007,588	538,780,806	-	538,780,806	73	538,780,733	537,188,669	1,592,064	538,780,733
WRPMAV	948,094	4,973,509	5,173,937	6	5,173,943	-	5,173,943	5,173,943	-	5,173,943
WRPMCP	26,017,415	133,447,599	136,945,267	4	136,945,271	-	136,945,271	136,945,271	-	136,945,271
WRPMCV	8,320,497	43,763,387	46,921,780	-	46,921,780	6	46,921,774	46,921,774	-	46,921,774
WRPMMV	40,620,558	218,425,495	234,181,580	21	234,181,601	-	234,181,601	234,181,601	-	234,181,601
WRPMP	90,719,991	461,270,523	466,863,217	-	466,863,217	72	466,863,145	466,745,461	117,684	466,863,145
WRRESP	1,129,669	8,446,442	7,876,956	100	7,877,056	-	7,877,056	7,836,602	40,454	7,877,056
WRSCP	2,621,958	24,056,601	31,673,257	150	31,673,407	-	31,673,407	31,332,304	341,103	31,673,407
WRSCV	554,815	8,180,054	7,683,966	-	7,683,966	74	7,683,892	7,641,886	42,006	7,683,892
WRSTP	1,868,345	47,726,103	67,021,655	25	67,021,680	-	67,021,680	66,311,021	710,659	67,021,680
WRVP	2,065,501	12,015,552	13,216,731	-	13,216,731	73	13,216,658	12,932,849	283,809	13,216,658
GVDMA	2,285,251	28,719,806	30,051,055	221	30,051,276	-	30,051,276	30,051,276	-	30,051,276
GVDMC	1,211,402	13,736,007	13,628,268	446	13,628,714	-	13,628,714	13,628,714	-	13,628,714
GVIDA	167,418	2,087,603	2,184,809	14	2,184,823	-	2,184,823	2,184,823	-	2,184,823
GVIDC	1,534,674	15,274,079	16,175,468	96	16,175,564	-	16,175,564	16,175,564	-	16,175,564
GVIDM	2,269,075	27,891,977	27,387,733	1,678	27,389,411	-	27,389,411	27,389,411	-	27,389,411
IDPG2	5,806,564	62,899,847	69,562,634	24	69,562,658	-	69,562,658	69,562,658	-	69,562,658
IDPGI2	1,347,466	14,477,297	15,374,582	-	15,374,582	5	15,374,577	15,374,577	-	15,374,577
NVDBL2	2,085,638	31,978,618	33,787,330	-	33,787,330	5	33,787,325	33,787,325	-	33,787,325

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

DECEMBER 31, 2020

Subaccount*,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners’ Equity	Accumulation Units	Contracts in Payout	Contract Owners’ Equity
NVDCA2	1,823,848	31,616,215	33,412,902	-	33,412,902	45	33,412,857	33,412,857	-	33,412,857

Total (unaudited)			$2,269,657,794	$3,177	$2,269,660,971	$694	$2,269,660,277	$2,262,426,401	$7,233,876	$2,269,660,277

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).
**

For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2020, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	Total (unaudited)	WRASP	WRBDP	WRBP	WRCEP	WRDIV	WRENG	WRGBP
Reinvested dividends	$31,265,207	849,016	681,023	371,030	262,561	347,441	76,350	148,479

Mortality and expense risk charges (note 2)	(29,253,876)	(643,585)	(403,781)	(394,632)	(727,710)	(191,765)	(60,034)	(56,976)

Net investment income (loss)	2,011,331	205,431	277,242	(23,602)	(465,149)	155,676	16,316	91,503

Realized gain (loss) on investments	(25,238,908)	(1,403,694)	(23,547)	(1,059,951)	(596,744)	(1,584,878)	(1,158,933)	(31,187)
Change in unrealized gain (loss) on investments	88,619,589	5,426,488	2,179,845	2,720,241	7,249,637	1,461,029	(678,666)	168,462

Net gain (loss) on investments	63,380,681	4,022,794	2,156,298	1,660,290	6,652,893	(123,849)	(1,837,599)	137,275

Reinvested capital gains	183,834,538	712,044	-	1,414,082	2,664,482	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$249,226,550	4,940,269	2,433,540	3,050,770	8,852,226	31,827	(1,821,283)	228,778

Investment Activity:	WRGNR	WRGP	WRHIP	WRI2P	WRIP	WRLTBP	WRMCG	WRMMP
Reinvested dividends	$127,347	-	2,166,598	263,323	53,034	133,902	-	58,608

Mortality and expense risk charges (note 2)	(80,980)	(754,488)	(462,637)	(164,121)	(188,620)	(74,905)	(397,334)	(238,641)

Net investment income (loss)	46,367	(754,488)	1,703,961	99,202	(135,586)	58,997	(397,334)	(180,033)

Realized gain (loss) on investments	(996,491)	(4,087)	(1,107,061)	(615,880)	(3,562,505)	28,813	1,229,498	-

Change in unrealized gain (loss) on investments	11,824	6,944,750	588,963	1,056,059	5,896,575	33,517	7,912,306	-

Net gain (loss) on investments	(984,667)	6,940,663	(518,098)	440,179	2,334,070	62,330	9,141,804	-

Reinvested capital gains	-	6,845,376	-	2,043	-	-	1,853,314	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(938,300)	13,031,551	1,185,863	541,424	2,198,484	121,327	10,597,784	(180,033)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	WRPAP	WRPCP	WRPMAP	WRPMAV	WRPMCP	WRPMCV	WRPMMV	WRPMP
Reinvested dividends	$554,754	1,176,200	9,026,930	68,650	2,420,260	632,589	2,994,649	8,142,809
Mortality and expense risk charges (note 2)	(529,700)	(966,482)	(6,685,881)	(74,557)	(1,793,393)	(596,498)	(2,960,970)	(6,038,176)

Net investment income (loss)	25,054	209,718	2,341,049	(5,907)	626,867	36,091	33,679	2,104,633

Realized gain (loss) on investments	(1,753,755)	(1,495,465)	(4,945,298)	(42,732)	(1,656,075)	(100,600)	(159,495)	(5,250,422)
Change in unrealized gain (loss) on investments	1,651,412	4,502,217	1,968,740	(47,189)	4,059,796	869,452	(104,838)	7,098,542

Net gain (loss) on investments	(102,343)	3,006,752	(2,976,558)	(89,921)	2,403,721	768,852	(264,333)	1,848,120

Reinvested capital gains	4,806,318	4,387,829	65,050,438	485,198	11,508,734	2,741,488	16,530,000	48,467,867

Net increase (decrease) in contract owners’ equity resulting from operations	$4,729,029	7,604,299	64,414,929	389,370	14,539,322	3,546,431	16,299,346	52,420,620

Investment Activity:	WRRESP	WRSCP	WRSCV	WRSTP	WRVP	GVDMA	GVDMC	GVIDA
Reinvested dividends	$129,543	-	-	-	251,395	60,828	17,666	4,566
Mortality and expense risk charges (note 2)	(113,425)	(395,954)	(97,877)	(847,890)	(182,534)	(374,300)	(185,109)	(28,606)

Net investment income (loss)	16,118	(395,954)	(97,877)	(847,890)	68,861	(313,472)	(167,443)	(24,040)

Realized gain (loss) on investments	(311,361)	(927,452)	(498,039)	2,393,805	(669,909)	804,023	(222,565)	(18,434)
Change in unrealized gain (loss) on investments	(742,673)	9,751,633	632,290	8,210,213	(72,904)	605,806	883,453	121,207

Net gain (loss) on investments	(1,054,034)	8,824,181	134,251	10,604,018	(742,813)	1,409,829	660,888	102,773

Reinvested capital gains	592,839	-	353,571	6,974,904	525,291	1,731,603	375,249	134,561

Net increase (decrease) in contract owners’ equity resulting from operations	$(445,077)	8,428,227	389,945	16,731,032	(148,661)	2,827,960	868,694	213,294

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 2020

Investment Activity:	GVIDC	GVIDM	IDPG2	IDPGI2	NVDBL2	NVDCA2
Reinvested dividends	$14,919	35,361	80,795	18,018	41,162	55,401
Mortality and expense risk charges (note 2)	(184,220)	(370,149)	(912,734)	(199,121)	(444,377)	(431,714)

Net investment income (loss)	(169,301)	(334,788)	(831,939)	(181,103)	(403,215)	(376,313)

Realized gain (loss) on investments	114,361	239,500	376,142	14,657	(156,340)	(86,807)
Change in unrealized gain (loss) on investments	845,217	791,179	2,391,975	457,253	2,077,456	1,698,322

Net gain (loss) on investments	959,578	1,030,679	2,768,117	471,910	1,921,116	1,611,515

Reinvested capital gains	142,056	1,459,792	1,210,753	161,988	907,964	1,794,754

Net increase (decrease) in contract owners’ equity resulting from operations	$932,333	2,155,683	3,146,931	452,795	2,425,865	3,029,956

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	Total (unaudited)		WRASP		WRBDP		WRBP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$2,011,331	19,805,926	205,431	250,258	277,242	326,169	(23,602)	78,438
Realized gain (loss) on investments	(25,238,908)	(15,698,240)	(1,403,694)	(1,727,703)	(23,547)	(341,896)	(1,059,951)	(1,507,222)
Change in unrealized gain (loss) on investments	88,619,589	200,207,336	5,426,488	8,614,139	2,179,845	2,631,148	2,720,241	4,292,729
Reinvested capital gains	183,834,538	185,586,988	712,044	1,866,507	-	-	1,414,082	2,177,285

Net increase (decrease) in contract owners’ equity resulting from operations	249,226,550	389,902,010	4,940,269	9,003,201	2,433,540	2,615,421	3,050,770	5,041,230

Equity transactions:
Purchase payments received from contract owners (note 4)	15,618,004	41,810,478	401,211	364,783	173,626	449,380	131,447	688,796
Transfers between funds	-	-	(2,263,947)	(3,031,390)	3,786,331	1,692,713	498,988	(280,913)
Redemptions (notes 2, 3, and 4)	(274,707,298)	(371,393,020)	(4,880,200)	(7,965,979)	(3,408,566)	(4,153,547)	(2,147,172)	(3,758,365)
Adjustments to maintain reserves	(191,097)	199,210	(6,866)	29,021	(7,149)	7,084	(12,402)	12,359

Net equity transactions	(259,280,391)	(329,383,332)	(6,749,802)	(10,603,565)	544,242	(2,004,370)	(1,529,139)	(3,338,123)

Net change in contract owners’ equity	(10,053,841)	60,518,678	(1,809,533)	(1,600,364)	2,977,782	611,051	1,521,631	1,703,107
Contract owners’ equity at beginning of period	2,279,714,118	2,219,195,440	47,765,450	49,365,814	26,870,255	26,259,204	28,106,366	26,403,259

Contract owners’ equity at end of period	$2,269,660,277	2,279,714,118	45,955,917	47,765,450	29,848,037	26,870,255	29,627,997	28,106,366

CHANGE IN UNITS:
Beginning units	129,194,348	147,489,726	1,537,707	1,913,263	1,858,276	2,006,958	1,144,277	1,292,682
Units purchased	7,767,673	9,033,818	42,614	32,448	349,969	239,443	99,926	127,030
Units redeemed	(21,383,869)	(27,329,196)	(260,469)	(408,004)	(318,322)	(388,125)	(172,490)	(275,435)

Ending units	115,578,152	129,194,348	1,319,852	1,537,707	1,889,923	1,858,276	1,071,713	1,144,277

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRCEP		WRDIV		WRENG		WRGBP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(465,149)	(458,707)	155,676	216,480	16,316	(86,252)	91,503	89,829
Realized gain (loss) on investments	(596,744)	(1,202,106)	(1,584,878)	(829,469)	(1,158,933)	(849,346)	(31,187)	(54,750)
Change in unrealized gain (loss) on investments	7,249,637	9,241,039	1,461,029	(402,865)	(678,666)	1,074,369	168,462	284,286
Reinvested capital gains	2,664,482	4,945,119	-	4,138,884	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	8,852,226	12,525,345	31,827	3,123,030	(1,821,283)	138,771	228,778	319,365

Equity transactions:
Purchase payments received from contract owners (note 4)	633,225	890,526	43,194	168,928	20,589	133,783	21,982	37,868
Transfers between funds	(1,650,232)	(2,475,737)	(389,278)	(974,492)	1,118,782	780,972	101,432	20,378
Redemptions (notes 2, 3, and 4)	(5,674,686)	(6,071,456)	(1,678,724)	(2,514,320)	(369,651)	(680,507)	(197,554)	(708,037)
Adjustments to maintain reserves	(16,670)	16,813	(3,752)	6,695	(4,557)	4,544	19	(16)

Net equity transactions	(6,708,363)	(7,639,854)	(2,028,560)	(3,313,189)	765,163	238,792	(74,121)	(649,807)

Net change in contract owners’ equity	2,143,863	4,885,491	(1,996,733)	(190,159)	(1,056,120)	377,563	154,657	(330,442)
Contract owners’ equity at beginning of period	51,114,722	46,229,231	15,824,016	16,014,175	5,612,217	5,234,654	4,012,592	4,343,034

Contract owners’ equity at end of period	$53,258,585	51,114,722	13,827,283	15,824,016	4,556,097	5,612,217	4,167,249	4,012,592

CHANGE IN UNITS:
Beginning units	1,488,511	1,738,196	669,781	823,567	814,529	773,262	356,525	416,410
Units purchased	50,891	59,677	39,614	18,380	480,517	205,346	46,074	35,083
Units redeemed	(243,529)	(309,362)	(133,916)	(172,166)	(224,692)	(164,079)	(55,078)	(94,968)

Ending units	1,295,873	1,488,511	575,479	669,781	1,070,354	814,529	347,521	356,525

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRGNR		WRGP		WRHIP		WRI2P
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$46,367	(35,459)	(754,488)	(716,702)	1,703,961	1,723,498	99,202	9,775
Realized gain (loss) on investments	(996,491)	(771,268)	(4,087)	133,832	(1,107,061)	(470,871)	(615,880)	(236,136)
Change in unrealized gain (loss) on investments	11,824	1,344,946	6,944,750	2,693,894	588,963	1,921,046	1,056,059	1,155,800
Reinvested capital gains	-	-	6,845,376	11,998,684	-	-	2,043	1,033,935

Net increase (decrease) in contract owners’ equity resulting from operations	(938,300)	538,219	13,031,551	14,109,708	1,185,863	3,173,673	541,424	1,963,374

Equity transactions:
Purchase payments received from contract owners (note 4)	75,772	45,840	570,039	934,286	290,391	245,617	26,893	157,870
Transfers between funds	138,124	428,683	(1,894,513)	(1,668,592)	(378,468)	(385,633)	(160,292)	131,610
Redemptions (notes 2, 3, and 4)	(678,485)	(1,034,783)	(6,045,677)	(5,987,595)	(3,066,974)	(4,567,003)	(1,275,182)	(1,736,213)
Adjustments to maintain reserves	1,488	(1,513)	(99,235)	52,237	10,870	17,943	(3,090)	3,083

Net equity transactions	(463,101)	(561,773)	(7,469,386)	(6,669,664)	(3,144,181)	(4,689,076)	(1,411,671)	(1,443,650)

Net change in contract owners’ equity	(1,401,401)	(23,554)	5,562,165	7,440,044	(1,958,318)	(1,515,403)	(870,247)	519,724
Contract owners’ equity at beginning of period	6,967,300	6,990,854	50,319,478	42,879,434	33,386,384	34,901,787	12,650,761	12,131,037

Contract owners’ equity at end of period	$5,565,899	6,967,300	55,881,643	50,319,478	31,428,066	33,386,384	11,780,514	12,650,761

CHANGE IN UNITS:
Beginning units	793,842	858,894	1,327,752	1,524,296	1,386,642	1,586,197	648,426	724,916
Units purchased	138,396	131,954	61,302	90,081	121,984	90,127	47,413	64,753
Units redeemed	(199,647)	(197,006)	(243,952)	(286,625)	(258,389)	(289,682)	(123,298)	(141,243)

Ending units	732,591	793,842	1,145,102	1,327,752	1,250,237	1,386,642	572,541	648,426

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRIP		WRLTBP		WRMCG		WRMMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(135,586)	(112,264)	58,997	16,674	(397,334)	(369,220)	(180,033)	68,967
Realized gain (loss) on investments	(3,562,505)	(1,933,540)	28,813	8,439	1,229,498	1,456,485	-	-
Change in unrealized gain (loss) on investments	5,896,575	(3,842,497)	33,517	106,515	7,912,306	2,104,874	-	-
Reinvested capital gains	-	8,770,059	-	-	1,853,314	4,103,041	-	2,090

Net increase (decrease) in contract owners’ equity resulting from operations	2,198,484	2,881,758	121,327	131,628	10,597,784	7,295,180	(180,033)	71,057

Equity transactions:
Purchase payments received from contract owners (note 4)	48,357	182,303	25,663	56,364	93,354	233,715	5,302,803	7,380,995
Transfers between funds	(853,394)	(29,659)	1,700,062	128,169	(1,456,274)	(735,116)	14,945,507	25,317,831
Redemptions (notes 2, 3, and 4)	(1,228,098)	(2,125,044)	(1,185,443)	(624,954)	(2,164,523)	(3,065,065)	(20,114,018)	(31,603,308)
Adjustments to maintain reserves	(6,244)	7,181	45	(74)	(8,701)	8,829	10,573	(9,878)

Net equity transactions	(2,039,379)	(1,965,219)	540,327	(440,495)	(3,536,144)	(3,557,637)	144,865	1,085,640

Net change in contract owners’ equity	159,105	916,539	661,654	(308,867)	7,061,640	3,737,543	(35,168)	1,156,697
Contract owners’ equity at beginning of period	13,719,055	12,802,516	4,587,443	4,896,310	25,222,555	21,485,012	14,984,969	13,828,272

Contract owners’ equity at end of period	$13,878,160	13,719,055	5,249,097	4,587,443	32,284,195	25,222,555	14,949,801	14,984,969

CHANGE IN UNITS:
Beginning units	556,339	642,811	449,101	493,200	658,975	762,792	1,526,705	1,406,996
Units purchased	17,648	43,039	270,152	124,469	38,949	33,877	2,744,947	3,757,276
Units redeemed	(99,800)	(129,511)	(217,191)	(168,568)	(123,326)	(137,694)	(2,723,450)	(3,637,567)

Ending units	474,187	556,339	502,062	449,101	574,598	658,975	1,548,202	1,526,705

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPAP		WRPCP		WRPMAP		WRPMAV
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$25,054	534,372	209,718	456,310	2,341,049	8,330,814	(5,907)	24,879
Realized gain (loss) on investments	(1,753,755)	(681,566)	(1,495,465)	(1,259,747)	(4,945,298)	(5,683,721)	(42,732)	(15,519)
Change in unrealized gain (loss) on investments	1,651,412	4,400,088	4,502,217	5,882,794	1,968,740	48,716,319	(47,189)	480,409
Reinvested capital gains	4,806,318	3,543,623	4,387,829	3,503,079	65,050,438	54,410,846	485,198	298,631

Net increase (decrease) in contract owners’ equity resulting from operations	4,729,029	7,796,517	7,604,299	8,582,436	64,414,929	105,774,258	389,370	788,400

Equity transactions:
Purchase payments received from contract owners (note 4)	336,639	533,143	523,234	3,728,907	734,692	1,249,693	28,682	516,837
Transfers between funds	(877,577)	1,619,330	16,569,067	4,063,361	(14,170,288)	(11,180,104)	(1,252)	17,287
Redemptions (notes 2, 3, and 4)	(5,562,521)	(5,779,185)	(14,950,970)	(13,343,766)	(74,497,653)	(110,527,420)	(681,522)	(290,121)
Adjustments to maintain reserves	58	(51)	73	(66)	(256)	153	56	(33)

Net equity transactions	(6,103,401)	(3,626,763)	2,141,404	(5,551,564)	(87,933,505)	(120,457,678)	(654,036)	243,970

Net change in contract owners’ equity	(1,374,372)	4,169,754	9,745,703	3,030,872	(23,518,576)	(14,683,420)	(264,666)	1,032,370
Contract owners’ equity at beginning of period	41,425,208	37,255,454	69,698,833	66,667,961	562,299,309	576,982,729	5,438,609	4,406,239

Contract owners’ equity at end of period	$40,050,836	41,425,208	79,444,536	69,698,833	538,780,733	562,299,309	5,173,943	5,438,609

CHANGE IN UNITS:
Beginning units	2,122,855	2,316,383	4,540,374	4,911,950	30,041,030	36,935,522	397,119	378,097
Units purchased	31,940	158,535	1,235,999	640,451	107,171	169,428	7,054	41,466
Units redeemed	(355,403)	(352,063)	(1,120,188)	(1,012,027)	(4,816,540)	(7,063,920)	(54,126)	(22,444)

Ending units	1,799,392	2,122,855	4,656,185	4,540,374	25,331,661	30,041,030	350,047	397,119

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRPMCP		WRPMCV		WRPMMV		WRPMP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$626,867	1,425,772	36,091	150,300	33,679	1,140,923	2,104,633	6,379,005
Realized gain (loss) on investments	(1,656,075)	(828,720)	(100,600)	46,851	(159,495)	540,188	(5,250,422)	(3,489,958)
Change in unrealized gain (loss) on investments	4,059,796	10,689,020	869,452	3,187,381	(104,838)	19,343,658	7,098,542	37,662,571
Reinvested capital gains	11,508,734	9,523,227	2,741,488	1,932,576	16,530,000	10,266,721	48,467,867	40,838,901

Net increase (decrease) in contract owners’ equity resulting from operations	14,539,322	20,809,299	3,546,431	5,317,108	16,299,346	31,291,490	52,420,620	81,390,519

Equity transactions:
Purchase payments received from contract owners (note 4)	597,404	1,892,091	209,201	3,000,966	2,140,978	11,158,187	852,612	2,674,675
Transfers between funds	(1,609,488)	(1,733,628)	(752,111)	(175,065)	(2,953,561)	(4,131,360)	(8,918,639)	(9,705,076)
Redemptions (notes 2, 3, and 4)	(17,218,995)	(24,378,085)	(1,717,756)	(1,805,203)	(9,991,929)	(7,276,026)	(63,724,456)	(89,534,792)
Adjustments to maintain reserves	70	(56)	9	(32)	150	(114)	(402)	327

Net equity transactions	(18,231,009)	(24,219,678)	(2,260,657)	1,020,666	(10,804,362)	(249,313)	(71,790,885)	(96,564,866)

Net change in contract owners’ equity	(3,691,687)	(3,410,379)	1,285,774	6,337,774	5,494,984	31,042,177	(19,370,265)	(15,174,347)
Contract owners’ equity at beginning of period	140,636,958	144,047,337	45,636,000	39,298,226	228,686,617	197,644,440	486,233,410	501,407,757

Contract owners’ equity at end of period	$136,945,271	140,636,958	46,921,774	45,636,000	234,181,601	228,686,617	466,863,145	486,233,410

CHANGE IN UNITS:
Beginning units	8,548,269	10,090,343	3,607,397	3,521,964	17,173,783	17,181,492	28,515,049	34,523,533
Units purchased	212,320	259,241	55,259	326,838	203,437	949,367	96,936	213,526
Units redeemed	(1,328,240)	(1,801,315)	(232,877)	(241,405)	(1,034,117)	(957,076)	(4,331,317)	(6,222,010)

Ending units	7,432,349	8,548,269	3,429,779	3,607,397	16,343,103	17,173,783	24,280,668	28,515,049

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRRESP		WRSCP		WRSCV		WRSTP
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$16,118	8,097	(395,954)	(421,501)	(97,877)	(117,038)	(847,890)	(799,935)
Realized gain (loss) on investments	(311,361)	(469,362)	(927,452)	(1,475,194)	(498,039)	(324,935)	2,393,805	3,732,199
Change in unrealized gain (loss) on investments	(742,673)	2,325,514	9,751,633	5,156,653	632,290	561,901	8,210,213	12,123,073
Reinvested capital gains	592,839	40,521	-	2,028,544	353,571	1,468,196	6,974,904	4,906,723

Net increase (decrease) in contract owners’ equity resulting from operations	(445,077)	1,904,770	8,428,227	5,288,502	389,945	1,588,124	16,731,032	19,962,060

Equity transactions:
Purchase payments received from contract owners (note 4)	32,715	89,540	493,982	547,100	17,915	77,781	431,520	986,131
Transfers between funds	80,011	(760,777)	(1,310,295)	(356,883)	365,979	(297,624)	(2,930,681)	(2,951,158)
Redemptions (notes 2, 3, and 4)	(709,371)	(1,338,909)	(2,721,695)	(4,096,066)	(946,124)	(890,209)	(4,375,638)	(5,722,857)
Adjustments to maintain reserves	(1,152)	1,285	(2,491)	4,865	(3,259)	3,153	(15,404)	18,540

Net equity transactions	(597,797)	(2,008,861)	(3,540,499)	(3,900,984)	(565,489)	(1,106,899)	(6,890,203)	(7,669,344)

Net change in contract owners’ equity	(1,042,874)	(104,091)	4,887,728	1,387,518	(175,544)	481,225	9,840,829	12,292,716
Contract owners’ equity at beginning of period	8,919,930	9,024,021	26,785,679	25,398,161	7,859,436	7,378,211	57,180,851	44,888,136

Contract owners’ equity at end of period	$7,877,056	8,919,930	31,673,407	26,785,679	7,683,892	7,859,436	67,021,680	57,180,851

CHANGE IN UNITS:
Beginning units	330,977	411,999	1,034,743	1,183,535	279,880	321,724	1,077,228	1,242,603
Units purchased	26,368	14,139	49,301	69,457	30,213	17,533	43,900	44,344
Units redeemed	(50,876)	(95,161)	(181,829)	(218,249)	(50,162)	(59,377)	(174,418)	(209,719)

Ending units	306,469	330,977	902,215	1,034,743	259,931	279,880	946,710	1,077,228

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	WRVP		GVDMA		GVDMC		GVIDA
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$68,861	(97,427)	(313,472)	201,980	(167,443)	102,415	(24,040)	11,069
Realized gain (loss) on investments	(669,909)	(343,915)	804,023	1,684,797	(222,565)	(110,478)	(18,434)	(12,069)
Change in unrealized gain (loss) on investments	(72,904)	2,854,552	605,806	940,361	883,453	951,672	121,207	233,731
Reinvested capital gains	525,291	816,963	1,731,603	2,946,011	375,249	734,524	134,561	183,565

Net increase (decrease) in contract owners’ equity resulting from operations	(148,661)	3,230,173	2,827,960	5,773,149	868,694	1,678,133	213,294	416,296

Equity transactions:
Purchase payments received from contract owners (note 4)	326,646	159,818	168,547	2,450	10,130	6,845	3,664	39,490
Transfers between funds	164,485	(527,315)	(464,439)	(744,739)	(77,040)	328,073	(163,805)	137,428
Redemptions (notes 2, 3, and 4)	(2,077,309)	(2,104,175)	(3,546,632)	(4,465,594)	(1,517,983)	(2,697,521)	(20,985)	(475,088)
Adjustments to maintain reserves	(15,283)	17,356	(684)	(62)	(1,401)	(70)	62	(41)

Net equity transactions	(1,601,461)	(2,454,316)	(3,843,208)	(5,207,945)	(1,586,294)	(2,362,673)	(181,064)	(298,211)

Net change in contract owners’ equity	(1,750,122)	775,857	(1,015,248)	565,204	(717,600)	(684,540)	32,230	118,085
Contract owners’ equity at beginning of period	14,966,780	14,190,923	31,066,524	30,501,320	14,346,314	15,030,854	2,152,593	2,034,508

Contract owners’ equity at end of period	$13,216,658	14,966,780	30,051,276	31,066,524	13,628,714	14,346,314	2,184,823	2,152,593

CHANGE IN UNITS:
Beginning units	571,083	674,862	1,883,350	2,222,192	988,246	1,157,549	130,553	151,396
Units purchased	58,860	21,279	18,145	13,305	14,021	29,576	1,633	19,702
Units redeemed	(128,809)	(125,058)	(257,394)	(352,147)	(126,749)	(198,879)	(12,944)	(40,545)

Ending units	501,134	571,083	1,644,101	1,883,350	875,518	988,246	119,242	130,553

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	GVIDC		GVIDM		IDPG2		IDPGI2
	2020	2019	2020	2019	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(169,301)	86,589	(334,788)	193,986	(831,939)	579,055	(181,103)	121,285
Realized gain (loss) on investments	114,361	(116,259)	239,500	768,134	376,142	181,390	14,657	5,924
Change in unrealized gain (loss) on investments	845,217	651,776	791,179	852,597	2,391,975	6,514,011	457,253	1,150,245
Reinvested capital gains	142,056	230,510	1,459,792	2,532,522	1,210,753	1,671,069	161,988	318,405

Net increase (decrease) in contract owners’ equity resulting from operations	932,333	852,616	2,155,683	4,347,239	3,146,931	8,945,525	452,795	1,595,859

Equity transactions:
Purchase payments received from contract owners (note 4)	3,991	61,641	177,938	3,801	353,047	1,923,357	96,355	494,183
Transfers between funds	9,053,050	7,611,410	(254,184)	(266,664)	(4,466,027)	19,780	275,228	145,340
Redemptions (notes 2, 3, and 4)	(4,583,156)	(7,951,893)	(3,109,838)	(4,545,343)	(3,094,557)	(2,164,207)	(801,860)	(633,608)
Adjustments to maintain reserves	(347)	(49)	(5,405)	(58)	51	6	53	(53)

Net equity transactions	4,473,538	(278,891)	(3,191,489)	(4,808,264)	(7,207,486)	(221,064)	(430,224)	5,862

Net change in contract owners’ equity	5,405,871	573,725	(1,035,806)	(461,025)	(4,060,555)	8,724,461	22,571	1,601,721
Contract owners’ equity at beginning of period	10,769,693	10,195,968	28,425,217	28,886,242	73,623,213	64,898,752	15,352,006	13,750,285

Contract owners’ equity at end of period	$16,175,564	10,769,693	27,389,411	28,425,217	69,562,658	73,623,213	15,374,577	15,352,006

CHANGE IN UNITS:
Beginning units	816,028	835,051	1,819,765	2,146,927	5,611,603	5,624,921	1,227,552	1,225,631
Units purchased	709,418	601,079	24,717	17,684	94,527	210,157	58,487	74,137
Units redeemed	(361,950)	(620,102)	(231,716)	(344,846)	(652,216)	(223,475)	(94,552)	(72,216)

Ending units	1,163,496	816,028	1,612,766	1,819,765	5,053,914	5,611,603	1,191,487	1,227,552

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2020 AND DECEMBER 31, 2019

	NVDBL2		NVDCA2
	2020	2019	2020	2019
Investment activity:
Net investment income (loss)	$(403,215)	253,663	(376,313)	239,829
Realized gain (loss) on investments	(156,340)	24,229	(86,807)	455,042
Change in unrealized gain (loss) on investments	2,077,456	1,860,284	1,698,322	2,449,303
Reinvested capital gains	907,964	1,927,972	1,794,754	2,428,255

Net increase (decrease) in contract owners’ equity resulting from operations	2,425,865	4,066,148	3,029,956	5,572,429

Equity transactions:
Purchase payments received from contract owners (note 4)	179,920	604,432	39,646	88,356
Transfers between funds	1,138,590	50,334	(1,939,851)	(80,774)
Redemptions (notes 2, 3, and 4)	(2,670,350)	(2,209,347)	(2,071,045)	(2,567,429)
Adjustments to maintain reserves	11	(36)	65	(61)

Net equity transactions	(1,351,829)	(1,554,617)	(3,971,185)	(2,559,908)

Net change in contract owners’ equity	1,074,036	2,511,531	(941,229)	3,012,521
Contract owners’ equity at beginning of period	32,713,289	30,201,758	34,354,086	31,341,565

Contract owners’ equity at end of period	$33,787,325	32,713,289	33,412,857	34,354,086

CHANGE IN UNITS:
Beginning units	1,755,091	1,843,356	1,504,985	1,624,256
Units purchased	103,105	74,578	34,466	15,013
Units redeemed	(180,772)	(162,843)	(209,125)	(134,284)

Ending units	1,677,424	1,755,091	1,330,326	1,504,985

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-12 (the Separate Account) The Nationwide Variable Account-12 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or payout phase may invest in any of the following:

IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

There were no subaccounts with inception or liquidation dates for each of the years in the two-year period ended December 31, 2020.

There were no subaccount mergers for the one-year period ending December 31, 2020.

There were no subaccount name changes for the one-year period ended December 31, 2020.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2020 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) COVID-19

Equity and financial markets have experienced significant volatility and interest rates have experienced significant declines primarily driven by the COVID-19 pandemic. These conditions have and may continue to impact the Company’s operations and financial condition. The extent to which the COVID-19 pandemic may impact the Company’s operations and financial condition will depend on future developments which are evolving and uncertain.

(h) Subsequent Events

The company evaluated subsequent events through the date the financial statements were available to be issued with the Securities and Exchange Commission, and no subsequent events have occurred requiring accrual or disclosures.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.50% to 4.30%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 1.25% - 1.50% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $50 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 8.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Five-Year Enhanced Death Benefit Option	0.05%
One-Year Enhanced Death Benefit Option	0.15%
One-Month Enhanced Death Benefit Option	0.30%
Combination Enhanced Death Benefit Option	0.40% - 0.65%
Combination Enhanced III Death Benefit Option	0.65%
Beneficiary Protector II Option	0.35%
3% Extra Value Credit Option	0.50%
4% Extra Value Credit Option	0.60%
Capital Preservation Plus Option	0.50%
Capital Preservation Plus Lifetime Income Option	1.00%
Spousal Protection Annuity Option	0.10%
Rider Charges - assessed annually as a percentage of the rider’s benefit base through a redemption of units
5% Nationwide Lifetime Income Rider	1.00%
7% Nationwide Lifetime Income Rider	1.00% - 1.50%
10% Nationwide Lifetime Income Rider	1.20%
Nationwide Lifetime Income Capture Option	1.50%
Nationwide Lifetime Income Track Option	1.50%
5% Joint Option for the Nationwide Lifetime Income Rider	0.15%
7% Joint Option for the Nationwide Lifetime Income Rider	0.30% - 0.40%
10% Joint Option for the Nationwide Lifetime Income Rider	0.30%
Joint Option for the Nationwide Lifetime Income Capture Option	0.40%
Joint Option for the Nationwide Lifetime Income Track Option	0.40%

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2020 and 2019, total transfers to the Separate Account from the fixed account were $1,284,347 and $2,672,474, respectively, and total transfers from the Separate Account to the fixed account were $7,103,135 and $5,570,589, respectively. Transfers from the Separate Account to the fixed account are included in redemptions, and transfers to the Separate Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2020:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$2,269,657,794	$-	$-	$2,269,657,794

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2020 are as follows:

Subaccount Abbreviation*	Purchases of Investments	Sales of Investments
WRASP	$2,022,875	$7,827,733
WRBDP	4,891,506	4,062,875
WRBP	3,735,709	3,861,969
WRCEP	3,926,553	8,418,904
WRDIV	830,156	2,699,292
WRENG	1,415,136	629,099
WRGBP	618,082	600,718
WRGNR	664,648	1,082,869
WRGP	8,251,067	9,580,495
WRHIP	3,699,653	5,121,826
WRI2P	721,111	2,028,446
WRIP	323,238	2,491,960
WRLTBP	2,850,304	2,251,024
WRMCG	2,797,617	4,869,066
WRMMP	13,031,358	13,077,127
WRPAP	5,755,786	7,027,873
WRPCP	22,313,594	15,574,716
WRPMAP	74,776,431	95,318,256
WRPMAV	635,061	809,863
WRPMCP	15,948,960	22,044,439
WRPMCV	3,935,292	3,418,380
WRPMMV	20,693,796	14,934,631
WRPMP	56,892,133	78,110,141
WRRESP	1,092,186	1,079,874
WRSCP	710,017	4,643,960
WRSCV	874,202	1,180,738
WRSTP	8,455,406	9,203,183
WRVP	1,612,657	2,604,687
GVDMA	2,033,243	4,458,595
GVDMC	547,485	1,926,486
GVIDA	162,998	233,604
GVIDC	8,581,318	4,135,157
GVIDM	1,707,037	3,775,240
IDPG2	2,036,388	8,865,110
IDPGI2	699,564	1,148,956
NVDBL2	2,564,759	3,411,851
NVDCA2	2,546,304	5,099,112

	$284,353,630	$357,608,255

*	Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2020, and the investment income ratio and total return for each of the periods in the five-year period ended December 31, 2020. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2020	1.25%	to	2.40%	1,319,852	$35.09	to	$28.81	$45,038,535	1.96%	12.45%	to	11.15%
2019	1.25%	to	2.40%	1,537,707	31.20	to	25.92	46,843,513	1.99%	20.26%	to	18.86%
2018	1.25%	to	2.40%	1,913,263	25.95	to	21.81	48,577,290	1.70%	-6.63%	to	-7.72%
2017	1.25%	to	2.60%	2,429,938	27.79	to	22.97	66,189,451	1.52%	16.80%	to	15.21%
2016	1.25%	to	2.60%	2,939,549	23.79	to	19.94	68,574,375	0.59%	-3.78%	to	-5.09%
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
2020	1.25%	to	2.40%	1,889,923	16.20	to	13.30	29,659,909	2.48%	9.58%	to	8.30%
2019	1.25%	to	2.40%	1,858,276	14.78	to	12.28	26,709,873	2.71%	10.78%	to	9.49%
2018	1.25%	to	2.40%	2,006,958	13.34	to	11.22	26,104,532	2.13%	-3.14%	to	-4.27%
2017	1.25%	to	2.60%	2,340,899	13.78	to	11.39	31,511,733	1.63%	2.72%	to	1.32%
2016	1.25%	to	2.60%	2,746,268	13.41	to	11.24	36,067,498	2.33%	2.74%	to	1.34%
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
2020	1.25%	to	2.40%	1,071,713	27.99	to	22.98	29,348,391	1.40%	12.69%	to	11.38%
2019	1.25%	to	2.40%	1,144,277	24.84	to	20.63	27,830,224	1.77%	20.57%	to	19.16%
2018	1.25%	to	2.40%	1,292,682	20.60	to	17.32	26,175,140	1.58%	-4.46%	to	-5.58%
2017	1.25%	to	2.50%	1,442,927	21.56	to	18.08	30,638,032	1.62%	9.98%	to	8.59%
2016	1.25%	to	2.50%	1,635,291	19.61	to	16.65	31,654,943	1.36%	0.76%	to	-0.51%
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)
2020	1.25%	to	2.40%	1,295,873	41.75	to	34.28	52,561,817	0.54%	20.00%	to	18.60%
2019	1.25%	to	2.40%	1,488,511	34.79	to	28.90	50,457,875	0.57%	29.45%	to	27.95%
2018	1.25%	to	2.40%	1,738,196	26.87	to	22.59	45,689,142	0.47%	-5.71%	to	-6.82%
2017	1.25%	to	2.60%	2,034,888	28.50	to	23.56	56,924,968	0.44%	19.25%	to	17.62%
2016	1.25%	to	2.60%	2,301,348	23.90	to	20.03	54,093,590	0.45%	2.45%	to	1.05%
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)
2020	1.25%	to	2.30%	575,479	24.56	to	20.52	13,675,720	2.65%	1.86%	to	0.78%
2019	1.25%	to	2.30%	669,781	24.12	to	20.36	15,659,893	2.82%	21.61%	to	20.32%
2018	1.25%	to	2.30%	823,567	19.83	to	16.92	15,869,513	1.71%	-12.79%	to	-13.72%
2017	1.25%	to	2.60%	1,047,662	22.74	to	18.80	23,176,497	1.29%	14.12%	to	12.57%
2016	1.25%	to	2.60%	1,281,688	19.93	to	16.70	24,834,040	1.25%	5.62%	to	4.18%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2020	1.25%	to	2.40%	1,070,354	4.49	to	3.78	4,549,274	2.05%	-37.63%	to	-38.35%
2019	1.25%	to	2.40%	814,529	7.19	to	6.13	5,600,383	0.00%	2.18%	to	0.99%
2018	1.25%	to	2.40%	773,262	7.04	to	6.07	5,226,861	0.00%	-34.97%	to	-35.73%
2017	1.25%	to	2.40%	864,203	10.83	to	9.44	9,028,210	0.72%	-13.73%	to	-14.74%
2016	1.25%	to	2.40%	936,238	12.55	to	11.07	11,400,376	0.14%	32.87%	to	31.33%
Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)
2020	1.25%	to	2.30%	347,521	12.26	to	11.05	4,160,648	3.90%	6.80%	to	5.67%
2019	1.25%	to	2.30%	356,525	11.48	to	10.46	4,006,396	3.62%	8.05%	to	6.90%
2018	1.25%	to	2.30%	416,410	10.62	to	9.78	4,337,285	2.79%	-1.43%	to	-2.49%
2017	1.25%	to	2.30%	395,190	10.77	to	10.03	4,184,604	2.83%	2.97%	to	1.88%
2016	1.25%	to	2.30%	466,442	10.46	to	9.85	4,820,950	3.63%	5.70%	to	4.58%
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
2020	1.25%	to	2.40%	732,591	7.87	to	6.55	5,546,263	2.35%	-13.09%	to	-14.10%
2019	1.25%	to	2.40%	793,842	9.05	to	7.63	6,942,544	1.00%	8.09%	to	6.83%
2018	1.25%	to	2.40%	858,894	8.37	to	7.14	6,968,923	0.31%	-24.20%	to	-25.09%
2017	1.25%	to	2.40%	1,012,288	11.05	to	9.53	10,856,229	0.14%	1.68%	to	0.50%
2016	1.25%	to	2.40%	1,139,208	10.86	to	9.48	12,059,020	0.70%	22.27%	to	20.85%

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
2020	1.25%	to	2.40%	1,145,102	48.75	to	40.03	54,802,928	0.00%	28.92%	to	27.42%
2019	1.25%	to	2.40%	1,327,752	37.82	to	31.41	49,449,043	0.00%	34.88%	to	33.31%
2018	1.25%	to	2.40%	1,524,296	28.04	to	23.57	42,208,708	0.03%	1.00%	to	-0.19%
2017	1.25%	to	2.50%	1,852,364	27.76	to	23.28	50,905,518	0.25%	27.73%	to	26.12%
2016	1.25%	to	2.50%	2,102,015	21.73	to	18.46	45,275,582	0.02%	-0.04%	to	-1.30%
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2020	1.25%	to	2.40%	1,250,237	25.58	to	21.00	31,104,351	7.18%	4.70%	to	3.48%
2019	1.25%	to	2.40%	1,386,642	24.43	to	20.30	33,013,600	6.54%	9.80%	to	8.52%
2018	1.25%	to	2.40%	1,586,197	22.25	to	18.70	34,544,464	6.44%	-3.35%	to	-4.48%
2017	1.25%	to	2.40%	1,803,974	23.02	to	19.58	40,817,198	5.63%	5.35%	to	4.13%
2016	1.25%	to	2.40%	2,029,935	21.85	to	18.80	43,834,844	7.34%	14.74%	to	13.41%
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)
2020	1.25%	to	2.40%	572,541	21.15	to	17.37	11,705,505	2.40%	5.85%	to	4.61%
2019	1.25%	to	2.40%	648,426	19.98	to	16.60	12,574,915	1.57%	17.21%	to	15.85%
2018	1.25%	to	2.40%	724,916	17.05	to	14.33	12,062,788	1.57%	-18.85%	to	-19.80%
2017	1.25%	to	2.40%	737,328	21.01	to	17.87	15,180,097	1.41%	21.62%	to	20.21%
2016	1.25%	to	2.40%	803,291	17.27	to	14.86	13,648,958	1.35%	-0.18%	to	-1.34%
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)
2020	1.25%	to	2.40%	474,187	29.72	to	24.40	13,779,980	0.42%	19.07%	to	17.69%
2019	1.25%	to	2.40%	556,339	24.96	to	20.73	13,621,816	0.65%	24.36%	to	22.91%
2018	1.25%	to	2.40%	642,811	20.07	to	16.87	12,717,273	0.48%	-7.45%	to	-8.53%
2017	1.25%	to	2.40%	701,207	21.68	to	18.44	15,044,590	0.05%	22.97%	to	21.54%
2016	1.25%	to	2.40%	752,657	17.63	to	15.17	13,172,491	0.22%	-4.25%	to	-5.36%
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)
2020	1.25%	to	2.30%	502,062	10.71	to	9.66	5,245,546	2.67%	2.84%	to	1.74%
2019	1.25%	to	2.30%	449,101	10.42	to	9.49	4,583,683	1.84%	2.93%	to	1.83%
2018	1.25%	to	2.30%	493,200	10.12	to	9.32	4,892,337	1.65%	-0.49%	to	-1.55%
2017	1.25%	to	2.30%	443,247	10.17	to	9.47	4,437,049	1.60%	0.14%	to	-0.92%
2016	1.25%	to	2.30%	563,881	10.15	to	9.56	5,658,419	1.47%	0.67%	to	-0.40%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2020	1.25%	to	2.40%	574,598	58.27	to	48.55	32,162,310	0.00%	47.14%	to	45.43%
2019	1.25%	to	2.40%	658,975	39.60	to	33.38	25,129,663	0.00%	36.22%	to	34.63%
2018	1.25%	to	2.40%	762,792	29.07	to	24.80	21,413,944	0.00%	-1.31%	to	-2.47%
2017	1.25%	to	2.60%	888,063	29.46	to	24.78	25,332,768	0.00%	25.31%	to	23.61%
2016	1.25%	to	2.60%	1,043,311	23.51	to	20.04	23,777,944	0.00%	4.79%	to	3.36%
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)
2020	1.25%	to	2.10%	1,548,202	9.83	to	8.49	14,811,266	0.35%	-0.88%	to	-1.73%
2019	1.25%	to	2.10%	1,526,705	9.92	to	8.63	14,819,276	1.81%	0.56%	to	-0.31%
2018	1.25%	to	2.10%	1,406,996	9.86	to	8.66	13,625,902	1.51%	0.25%	to	-0.62%
2017	1.25%	to	2.50%	1,626,895	9.84	to	8.23	15,795,655	0.57%	-0.67%	to	-1.92%
2016	1.25%	to	2.50%	1,921,950	9.90	to	8.39	18,701,951	0.12%	-1.12%	to	-2.37%
Ivy Variable Insurance Portfolios - Pathfinder Aggressive: Class II (WRPAP)
2020	1.25%	to	2.40%	1,799,392	22.77	to	19.59	40,050,836	1.50%	14.26%	to	12.93%
2019	1.25%	to	2.40%	2,122,855	19.93	to	17.35	41,425,208	2.76%	21.70%	to	20.28%
2018	1.25%	to	2.40%	2,316,383	16.38	to	14.42	37,255,454	1.81%	-5.47%	to	-6.58%
2017	1.25%	to	2.40%	2,955,926	17.32	to	15.44	50,425,537	0.91%	18.34%	to	16.97%
2016	1.25%	to	2.40%	3,550,709	14.64	to	13.20	51,297,934	1.53%	3.50%	to	2.30%
Ivy Variable Insurance Portfolios - Pathfinder Conservative: Class II (WRPCP)
2020	1.25%	to	2.15%	4,656,185	17.31	to	15.39	79,444,536	1.67%	11.26%	to	10.25%
2019	1.25%	to	2.35%	4,540,374	15.56	to	13.96	69,698,833	2.03%	13.22%	to	12.19%
2018	1.25%	to	2.35%	4,911,950	13.74	to	12.17	66,667,961	1.15%	-3.16%	to	-4.24%
2017	1.25%	to	2.35%	5,451,260	14.19	to	12.71	76,441,739	0.72%	9.13%	to	7.92%
2016	1.25%	to	2.35%	6,080,380	13.00	to	11.78	78,186,482	1.14%	1.56%	to	0.43%

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive: Class II (WRPMAP)
2020	1.25%	to	2.50%	25,331,661	21.36	to	18.14	537,188,669	1.77%	13.68%	to	12.24%
2019	1.25%	to	2.50%	30,041,030	18.79	to	16.16	560,652,158	2.74%	19.88%	to	18.36%
2018	1.25%	to	2.50%	36,935,522	15.67	to	13.65	575,395,766	1.77%	-5.90%	to	-7.10%
2017	1.25%	to	2.50%	44,138,302	16.65	to	14.69	730,919,626	0.83%	15.26%	to	13.81%
2016	1.25%	to	2.50%	49,109,286	14.45	to	12.91	705,863,816	1.62%	3.22%	to	1.91%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Aggressive - Managed Volatility: Class II (WRPMAV)
2020	1.25%	to	2.05%	350,047	15.06	to	14.18	5,173,943	1.38%	8.34%	to	7.47%
2019	1.25%	to	2.05%	397,119	13.90	to	13.20	5,438,609	1.99%	17.80%	to	16.85%
2018	1.25%	to	2.05%	378,097	11.80	to	11.30	4,406,239	1.31%	-5.95%	to	-6.72%
2017	1.25%	to	2.05%	379,324	12.55	to	12.11	4,709,933	0.45%	14.25%	to	13.33%
2016	1.30%	to	2.05%	389,760	10.96	to	10.68	4,243,773	0.90%	1.03%	to	0.27%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative: Class II (WRPMCP)
2020	1.25%	to	2.40%	7,432,349	18.70	to	16.09	136,945,271	1.85%	12.10%	to	10.79%
2019	1.25%	to	2.40%	8,548,269	16.69	to	14.53	140,636,958	2.35%	15.39%	to	14.04%
2018	1.25%	to	2.40%	10,090,343	14.46	to	12.74	144,047,337	1.33%	-3.89%	to	-5.02%
2017	1.25%	to	2.40%	11,803,013	15.05	to	13.41	175,592,118	0.81%	11.36%	to	10.07%
2016	1.25%	to	2.40%	13,632,000	13.51	to	12.18	182,306,229	1.29%	1.82%	to	0.63%
Ivy Variable Insurance Portfolios - Pathfinder Moderately Conservative - Managed Volatility: Class II (WRPMCV)
2020	1.25%	to	1.95%	3,429,779	13.76	to	13.06	46,921,774	1.42%	8.24%	to	7.47%
2019	1.25%	to	1.95%	3,607,397	12.72	to	12.15	45,636,000	1.69%	13.46%	to	12.65%
2018	1.25%	to	1.95%	3,521,964	11.21	to	10.79	39,298,226	0.89%	-4.12%	to	-4.80%
2017	1.25%	to	1.95%	3,178,533	11.69	to	11.33	37,017,474	0.42%	10.45%	to	9.67%
2016	1.25%	to	1.95%	2,948,397	10.58	to	10.33	31,112,821	0.54%	-0.06%	to	-0.76%
Ivy Variable Insurance Portfolios - Pathfinder Moderate - Managed Volatility: Class II (WRPMMV)
2020	1.25%	to	2.30%	16,343,103	14.43	to	13.33	234,181,601	1.37%	7.70%	to	6.56%
2019	1.25%	to	2.30%	17,173,783	13.40	to	12.51	228,686,617	1.88%	15.86%	to	14.63%
2018	1.25%	to	2.30%	17,181,492	11.56	to	10.92	197,644,440	0.95%	-5.21%	to	-6.22%
2017	1.25%	to	2.30%	15,645,980	12.20	to	11.64	190,060,598	0.45%	12.38%	to	11.19%
2016	1.25%	to	2.30%	14,451,880	10.86	to	10.47	156,363,456	0.57%	0.54%	to	-0.52%
Ivy Variable Insurance Portfolios - Pathfinder Moderate: Class II (WRPMP)
2020	1.25%	to	2.40%	24,280,668	19.48	to	16.76	466,745,461	1.83%	12.92%	to	11.60%
2019	1.25%	to	2.45%	28,515,049	17.25	to	15.02	486,091,990	2.62%	17.56%	to	16.20%
2018	1.25%	to	2.45%	34,523,533	14.68	to	12.85	501,254,715	1.41%	-5.11%	to	-6.27%
2017	1.25%	to	2.60%	41,242,468	15.47	to	13.51	631,714,371	0.77%	13.27%	to	11.72%
2016	1.25%	to	2.60%	45,102,323	13.65	to	12.09	610,546,315	1.31%	2.35%	to	0.96%
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
2020	1.25%	to	2.40%	306,469	26.54	to	21.90	7,836,602	1.69%	-4.34%	to	-5.46%
2019	1.25%	to	2.40%	330,977	27.75	to	23.17	8,873,708	1.57%	22.87%	to	21.44%
2018	1.25%	to	2.40%	411,999	22.58	to	19.08	8,986,844	1.56%	-6.76%	to	-7.85%
2017	1.25%	to	2.40%	496,867	24.22	to	20.70	11,656,511	1.31%	4.07%	to	2.86%
2016	1.25%	to	2.40%	580,476	23.27	to	20.12	13,100,841	1.06%	2.97%	to	1.77%
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
2020	1.25%	to	2.40%	902,215	35.76	to	29.36	31,332,304	0.00%	35.94%	to	34.36%
2019	1.25%	to	2.40%	1,034,743	26.30	to	21.85	26,499,258	0.00%	21.83%	to	20.41%
2018	1.25%	to	2.40%	1,183,535	21.59	to	18.15	25,141,500	0.37%	-5.32%	to	-6.43%
2017	1.25%	to	2.40%	890,899	22.80	to	19.39	20,149,324	0.00%	21.58%	to	20.17%
2016	1.25%	to	2.40%	925,889	18.76	to	16.14	17,345,207	0.00%	1.63%	to	0.45%
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)
2020	1.25%	to	2.40%	259,931	30.30	to	24.87	7,641,886	0.00%	5.69%	to	4.46%
2019	1.25%	to	2.40%	279,880	28.67	to	23.81	7,816,501	0.00%	22.77%	to	21.34%
2018	1.25%	to	2.40%	321,724	23.35	to	19.62	7,343,077	0.11%	-11.61%	to	-12.65%
2017	1.25%	to	2.40%	360,005	26.42	to	22.47	9,319,768	0.00%	12.31%	to	11.00%
2016	1.25%	to	2.40%	397,680	23.52	to	20.24	9,206,054	0.38%	27.27%	to	25.79%
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
2020	1.25%	to	2.40%	946,710	71.77	to	58.93	66,311,021	0.00%	33.67%	to	32.12%
2019	1.25%	to	2.40%	1,077,228	53.69	to	44.61	56,612,536	0.00%	47.62%	to	45.90%
2018	1.25%	to	2.40%	1,242,603	36.37	to	30.57	44,476,031	0.00%	-6.43%	to	-7.52%
2017	1.25%	to	2.40%	1,387,515	38.87	to	33.06	53,340,307	0.00%	30.47%	to	28.96%
2016	1.25%	to	2.40%	1,555,156	29.79	to	25.64	46,156,073	0.00%	0.28%	to	-0.89%

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

	Contract Expense Rate*			Units	Unit Fair Value			Contact Owners’ Equity	Investment Income Ratio**	Total Return***
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)
2020	1.25%	to	2.40%	501,134	25.94	to	21.29	12,932,849	2.04%	0.71%	to	-0.46%
2019	1.25%	to	2.40%	571,083	25.75	to	21.39	14,657,112	0.81%	24.75%	to	23.30%
2018	1.25%	to	2.40%	674,862	20.64	to	17.35	13,933,684	1.89%	-8.40%	to	-9.48%
2017	1.25%	to	2.40%	805,994	22.54	to	19.17	18,215,229	1.45%	11.09%	to	9.80%
2016	1.25%	to	2.40%	960,055	20.29	to	17.46	19,524,993	1.23%	9.75%	to	8.48%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2020	1.25%	to	2.00%	1,644,101	18.49	to	16.66	30,051,276	0.22%	10.92%	to	10.08%
2019	1.25%	to	2.15%	1,883,350	16.67	to	15.13	31,066,524	1.99%	20.31%	to	19.39%
2018	1.25%	to	2.15%	2,222,192	13.85	to	12.45	30,501,320	1.47%	-8.89%	to	-9.72%
2017	1.25%	to	2.15%	2,845,486	15.21	to	13.79	42,887,279	1.55%	15.22%	to	14.18%
2016	1.25%	to	2.15%	3,474,744	13.20	to	12.08	45,455,334	1.67%	7.13%	to	6.16%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2020	1.25%	to	2.35%	875,518	15.84	to	13.59	13,628,714	0.13%	7.20%	to	6.00%
2019	1.25%	to	2.35%	988,246	14.78	to	12.83	14,346,314	2.09%	12.06%	to	10.82%
2018	1.25%	to	2.35%	1,157,549	13.19	to	11.57	15,030,854	1.82%	-4.94%	to	-6.01%
2017	1.25%	to	2.35%	1,380,180	13.88	to	12.31	18,886,883	1.80%	7.85%	to	6.65%
2016	1.25%	to	2.35%	1,525,851	12.87	to	11.54	19,368,532	1.97%	4.39%	to	3.23%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2020	1.25%	to	2.05%	119,242	18.78	to	16.81	2,184,823	0.23%	11.41%	to	10.50%
2019	1.25%	to	2.05%	130,553	16.86	to	15.21	2,152,593	1.96%	22.19%	to	21.20%
2018	1.25%	to	2.05%	151,396	13.80	to	12.55	2,034,508	1.31%	-10.00%	to	-10.73%
2017	1.25%	to	2.60%	194,831	15.33	to	13.24	2,885,133	1.18%	16.95%	to	15.36%
2016	1.25%	to	2.60%	324,952	13.11	to	11.48	4,038,983	1.80%	8.10%	to	6.63%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2020	1.25%	to	2.00%	1,163,496	14.03	to	12.64	16,175,564	0.11%	5.38%	to	4.58%
2019	1.25%	to	2.00%	816,028	13.31	to	12.09	10,769,693	2.12%	8.16%	to	7.34%
2018	1.25%	to	2.00%	835,051	12.31	to	11.26	10,195,968	2.00%	-3.04%	to	-3.78%
2017	1.25%	to	2.00%	873,905	12.69	to	11.70	11,013,564	1.91%	4.37%	to	3.57%
2016	1.25%	to	2.15%	926,166	12.16	to	11.13	11,182,286	2.05%	2.96%	to	2.03%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2020	1.25%	to	2.35%	1,612,766	17.34	to	14.88	27,389,411	0.13%	8.97%	to	7.75%
2019	1.25%	to	2.35%	1,819,765	15.92	to	13.81	28,425,217	2.07%	16.27%	to	14.98%
2018	1.25%	to	2.35%	2,146,927	13.69	to	12.01	28,886,242	1.68%	-6.87%	to	-7.91%
2017	1.25%	to	2.35%	2,629,663	14.70	to	13.04	38,045,062	1.71%	11.52%	to	10.28%
2016	1.25%	to	2.35%	2,971,339	13.18	to	11.83	38,627,833	1.91%	5.81%	to	4.63%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2020	1.25%	to	2.40%	5,053,914	13.86	to	12.66	69,562,658	0.12%	5.00%	to	3.78%
2019	1.25%	to	2.40%	5,611,603	13.20	to	12.20	73,623,213	2.18%	13.81%	to	12.48%
2018	1.25%	to	2.40%	5,624,921	11.59	to	10.85	64,898,752	1.81%	-7.24%	to	-8.32%
2017	1.25%	to	2.40%	5,341,688	12.50	to	11.83	66,482,109	1.77%	15.50%	to	14.16%
2016	1.25%	to	2.40%	4,761,203	10.82	to	10.37	51,345,430	1.95%	5.62%	to	4.39%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2020	1.25%	to	2.40%	1,191,487	13.01	to	11.89	15,374,577	0.12%	3.25%	to	2.05%
2019	1.25%	to	2.40%	1,227,552	12.60	to	11.65	15,352,006	2.19%	11.59%	to	10.29%
2018	1.25%	to	2.40%	1,225,631	11.29	to	10.57	13,750,285	1.90%	-6.81%	to	-7.90%
2017	1.25%	to	2.40%	1,198,821	12.12	to	11.47	14,441,768	1.85%	12.61%	to	11.30%
2016	1.25%	to	2.40%	1,120,857	10.76	to	10.31	12,005,553	1.92%	4.39%	to	3.18%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2020	1.25%	to	2.40%	1,677,424	20.46	to	17.85	33,787,325	0.13%	8.04%	to	6.78%
2019	1.25%	to	2.40%	1,755,091	18.94	to	16.71	32,713,289	2.21%	13.90%	to	12.57%
2018	1.25%	to	2.40%	1,843,356	16.63	to	14.85	30,201,758	1.87%	-6.05%	to	-7.15%
2017	1.25%	to	2.40%	1,904,366	17.70	to	15.99	33,240,032	1.80%	9.75%	to	8.47%
2016	1.25%	to	2.40%	1,872,012	16.13	to	14.74	29,848,119	2.36%	4.98%	to	3.76%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2020	1.25%	to	2.25%	1,330,326	25.43	to	22.58	33,412,857	0.17%	10.22%	to	9.11%
2019	1.25%	to	2.25%	1,504,985	23.07	to	20.70	34,354,086	2.08%	18.44%	to	17.24%
2018	1.25%	to	2.25%	1,624,256	19.48	to	17.65	31,341,565	1.65%	-7.65%	to	-8.59%
2017	1.25%	to	2.00%	1,749,627	21.09	to	19.74	36,628,342	1.73%	13.38%	to	12.52%
2016	1.25%	to	2.10%	1,700,773	18.60	to	17.41	31,421,657	2.20%	6.40%	to	5.48%

NATIONWIDE VARIABLE ACCOUNT-12 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2020

*

This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**

This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***

This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option was initially added and funded during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.